Consolidated Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,621	$ 23,759
Less: accumulated depreciation and amortization	(12,651)	(11,055)
Property and equipment, net	10,970	12,704
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,007	6,202
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,949	1,925
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,665	$ 15,632